FAIR VALUE MEASURMENTS (Details 1) (USD $)	6 Months Ended	5 Months Ended	12 Months Ended
	Jun. 30, 2014 Private Placement [Member]	Dec. 31, 2011 Warrant [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Warrant [Member] Fair Value, Inputs, Level 3 [Member]		Dec. 31, 2012 Warrant [Member] Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Balance at beginning of the period	$ 2,696,000	$ 0	$ 2,817,741		$ 664,363
Fair value of warrants to investors and service provider	3,230,000	680,230			547,000
Change in fair value of warrants during the period	(538,000)	(15,867)	293,542		1,606,378
Exercise of warrants	(9,000) [1]		(415,232)	[2]
Balance at end of the year	$ 5,379,000	$ 664,363	$ 2,696,051		$ 2,817,741

[1]	During the six month period ended June 30, 2014, the placement agent exercised 1,824 warrants for a total amount of 1,824 shares of Common Stock of the Company, respectively (See also Note 4c).
[2]	During the year ended December 31, 2013, 28,261 and 17,697 investors and placement agent warrants, respectively, were exercised for a total amount of 38,830 Common Stock of the Company (See also Note 9g).